Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2020	2019	2018	2020	2019	2018	2020	2019	2018
IoT Segment
Payment at one point in time:
Secure chips	Upon delivery	14,317	20,504	29,404	-	-	-	14,317	20,504	29,404
Total IoT segment revenue		14,317	20,504	29,404	-	-	-	14,317	20,504	29,404

mPKI Segment
Certificates	Upon issuance	-	-	-	175	172	338	175	172	338
Licenses and integration	Upon delivery	287	1,976	4,538	-	-	-	287	1,976	4,538
SaaS, PCS and hosting	Quarterly or yearly	-	-	-	-	-	-	-	-	-
Total mPKI segment revenue		287	1,976	4,538	175	172	338	462	2,148	4,876
Total Revenue		14,604	22,480	33,942	175	172	338	14,779	22,652	34,280

Disaggregation of revenue by geography
Net sales by region	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
IoT Segment
Switzerland	278	708	1,171
Rest of EMEA	4,228	7,508	10,695
North America	8,217	9,547	15,165
Asia Pacific	1,526	2,503	2,257
Latin America	68	238	116
Total IoT segment revenue	14,317	20,504	29,404
mPKI Segment
Switzerland	314	1,428	1,341
Rest of EMEA	93	539	3,428
North America	43	144	-
Asia Pacific	-	1	49
Latin America	12	36	58
Total mPKI segment revenue	462	2,148	4,876
Total Net sales	14,779	22,652	34,280
*EMEA means Europe, Middle East and Africa

Contract assets, deferred revenue and contract liability
Contract assets and contract liabilities
	As at December 31,	As at December 31,
USD'000	2020	2019
Trade accounts receivables
Trade accounts receivable - IoT segment	2,227	2,843
Trade accounts receivable - mPKI segment	381	800
Total trade accounts receivables	2,608	3,643
Contract assets	-	15
Total contract assets	-	15
Contract liabilities - current	367	255
Contract liabilities - noncurrent	23	2
Total contract liabilities	390	257
Deferred revenue
Deferred revenue - mPKI segment	171	92
Deferred revenue - IoT segment	150	7
Total Deferred revenue	321	99
Revenue recognized in the year from amounts included in the deferred revenue of the mPKI segment at the beginning of the year	84	83

Remaining performance obligations
Estimated mPKI revenue from remaining performance obligations as at December 31, 2020	USD'000
2021	669
2022	41
Total remaining performance obligation	710